Annual Total Returns - Bond Index Portfolio [BarChart] - 02.28 VIP Bond Index Portfolio Initial, Service, Service 2 PRO-06 - Bond Index Portfolio - Initial Class	Apr. 30, 2022
Bar Chart Table:
Annual Return 2019	8.38%
Annual Return 2020	7.53%
Annual Return 2021	(1.95%)